Expense Example {- Fidelity® Series Government Money Market Fund} - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-08 - Fidelity® Series Government Money Market Fund - Fidelity Series Government Money Market Fund -Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none